Seward & Kissel LLP
1200 G Street, N.W.
Washington, DC 20005

Telephone: (202) 737-8833
Facsimile: (202) 737-5184

December 29, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Aegis Value Fund, Inc. File Nos. 333-49241 and 811-78593

Dear Sir or Madam:

Please find herewith Post-Effective Amendment No. 17 under the Securities Act of 1933 (“1933 Act”) and Amendment No. 18 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A (the “Amendment”), including exhibits thereto for Aegis Value Fund, Inc. (the “Corporation”).  The Amendment is filed pursuant to paragraph (b) of Rule 485 under the 1933 Act and is marked to show changes in accordance with Rule 310 of Regulation S-T.

We have acted as counsel to the Fund in connection with this Amendment and the Amendment does not contain disclosure that would render it ineligible to become effective under Rule 485(b) of the 1933 Act.

Please direct comments or questions regarding this filing to me at (202) 737-8833.

Sincerely,

/s/ Young Seo
     Young Seo

SK 23261 0002 1158948